Property, Plant and Equipment (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 151,342	$ 37,240	$ 57,473	$ 5,298